Subsequent Events (Details) - USD ($)					1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 01, 2023	Nov. 01, 2022	Sep. 01, 2022	Jun. 13, 2022	Jun. 30, 2022	Apr. 20, 2022	Mar. 31, 2022	Feb. 18, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Repaid principal amount										$ 140,000
Private placement offering description										The Company received $2,000,000 of new monies through our private placement offering for convertible debt in 2022. As part of the issuance of the 2022 Notes, all of the 2021 Notes and accrued interest, as well as an additional 10% discount, was converted into shares of common stock. The holders of the 2021 Notes, in connection with their original investment, will also be entitled to warrants based on 50% coverage of their original investment amount. These warrants will have a term of four years after issuance and an exercise price of $21.25 per share.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repaid principal amount									$ 34,000
Interest amount									$ 14,514
Payment with accrued interest	$ 60,700	$ 49,000	$ 53,000		$ 53,000
Extension fee	2,500
Total payment	$ 63,200
Order quantity shares (in Shares)								10,000
Private placement offering description				the Company consummated the first closing of a private placement offering whereby the Company entered into a Securities Purchase Agreement (SPA), dated as of June 13, 2022 with thirteen accredited investors, pursuant to which the investors purchased from the Company, for an aggregate purchase price of $5,110,000, (i) 10% Original Issue Discount Senior Secured Convertible Debentures (the “2022 Notes”), in the principal amount of $5,659,500 and (ii) 222,311 warrants to purchase shares of common stock of the Company at the same price as the debt conversion price. In addition, 23,713 warrants were issued to the book-runner of this offering (together with the 222,311 investor warrants – the “2022 warrants”). The 2022 Notes mature on June 13, 2023 and bear interest at an annual rate of 10%. Due the issuance costs and the derivatives associated with the 2022 Notes, the Company recorded a debt discount of 4,470,289, which will be amortized using the effective interest method over the life of the loan.
Subsequent Event, Description							the Company signed an allonge amending its December 31, 2019 convertible promissory note in the original principal amount of $275,000 (the “Note”). The allonge extended the maturity date to December 31, 2022 and amended the outstanding balance and payment schedule to provide for seven monthly payments of $10,000 plus interest at the rate of 14% per annum with a final payment of $50,000 plus interest due upon maturity. The Company repaid $60,000 during the year ended 2022. On January 1, 2023, the Company further amended the Note extending the maturity date to February 15, 2023, at which time the Company will make one payment of $60,700 plus an extension fee of $2,500, for a total of $63,200.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Share of common stock (in Shares)						3,380